Related Party Transactions (Details) - Schedule of Related Parties Payables - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Schedule of Related Parties Payables [Line Items]
Related parties payables	$ 749,825	$ 6,849
Zhejiang Jiuzi New Energy Network Technology Co., Ltd [Member]
Schedule of Related Parties Payables [Line Items]
Related parties payables	416,603
Mr. Shuibo Zhang [Member]
Schedule of Related Parties Payables [Line Items]
Related parties payables	326,375
Mr. Ligui Xu [Member]
Schedule of Related Parties Payables [Line Items]
Related parties payables	6,833	$ 6,849
Mr. Jialiang Zhang [Member]
Schedule of Related Parties Payables [Line Items]
Related parties payables	$ 14